Offerings - Offering: 1	Aug. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	300,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 300,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45.93
Offering Note	None